CHANGE IN PRESENTATION CURRENCY	12 Months Ended
Dec. 31, 2017
Change In Presentation Currency
Note 5 - CHANGE IN PRESENTATION CURRENCY

Effective January 1, 2017, the Company changed its presentation currency to US dollars from Canadian dollars. The Company believes that the change in presentation currency will provide shareholders with a better reflection of the Company’s business activities and enhance the comparability of the Company’s financial information to peers. The change in presentation currency represents a voluntary change in accounting policy, which is accounted for retrospectively. The consolidated financial statements for all periods presented have been translated into the new presentation currency in accordance with IAS 21 – The Effects of Changes in Foreign Exchange Rates.

The consolidated statements of operations and comprehensive income (loss) and the consolidated statements of cash flows have been translated into the presentation currency using the average exchange rates prevailing during each reporting period. In the consolidated statements of financial position, all assets and liabilities have been translated using the period-end exchange rates, and all resulting exchange differences have been recognized in accumulated other comprehensive loss. Asset and liability amounts previously reported in Canadian dollars have been translated into US dollars as at January 1, 2016, and December 31, 2016, using the period-end exchange rates of 1.3840 CAD/USD and 1.3427 CAD/USD, respectively, and shareholders’ equity balances have been translated using historical rates in effect on the date of the transactions.

The change in presentation currency resulted in the following impact on the January 1, 2016, opening statement of financial position:

	Reported at January 1, 2016 in CAD	Presentation currency change	Restated January 1, 2016 in USD

Total assets	$87,341,992	$24,233,615	$63,108,377
Total liabilities	35,403,293	9,822,880	25,580,413
Equity	51,938,699	14,410,735	37,527,964

 The change in presentation currency resulted in the following impact on the December 31, 2016, statement of financial position:

	Reported at December 31, 2016 in CAD	Presentation currency change	Restated December 31, 2016 in USD

Total assets	$125,937,065	$32,143,168	$93,793,897
Total liabilities	43,419,758	11,082,111	32,337,647
Equity	82,517,307	21,061,057	61,456,250